Schedule of Expenses (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Expenses
Depreciation	$ 519,631	$ 592,385	$ 456,904
Superannuation	1,073	894	1,151
Corporate and Consultants	2,680,374	1,264,728	739,380
Finance Charges	357,958	695,312	359,031
Finance costs expensed	$ 3,559,036	$ 2,553,319	$ 1,556,466